CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred shares, par value (in dollars per share)	$ 0.003	$ 0.003
Preferred shares, shares authorized	1,666,667	1,666,667
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	66,666,667	66,666,667
Ordinary shares, shares issued	47,419,109	41,973,276
Ordinary shares, shares outstanding	47,419,109	41,973,276
Class C Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	8,333,333	8,333,333
Ordinary shares, shares issued	4,708,415	4,708,415
Ordinary shares, shares outstanding	4,708,415	4,708,415